Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Related Party Transactions [Table Text Block]

(In thousands)
Balance at December 31, 2014	$158,094
New loans	29,488
Payments	(45,951)
Other changes	23,607
Balance at December 31, 2015	$165,238
New loans	2,639
Payments	(30,639)
Other changes	(687)
Balance at December 31, 2016	$136,551
New loans and payments includes disbursements and collections from existing lines of credit.

PRLP 2011 Holding, LLC
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2016	December 31, 2015
Equity investment in PRLP 2011 Holdings, LLC	$9,167	$13,069

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2016	2015	2014
Share of loss from the equity investment in PRLP 2011 Holdings, LLC	$(502)	$(4,021)	$(2,947)

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	For the years ended December 31,
(In thousands)	2016	2015	2014	Category
Interest income on loan to PRLP 2011 Holdings, LLC	$11	$189	$425	Interest income

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2016	December 31, 2015
Loans	$-	$980
Accrued interest receivable	-	10
Deposits (non-interest bearing)	(1,127)	(18,808)
Net total	$(1,127)	$(17,818)

EVERTEC Inc.
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2016	December 31, 2015
Equity investment in EVERTEC	$38,904	$33,590

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2016	2015	2014
Share of income from investment in EVERTEC	$11,796	$11,593	$10,536
Share of other changes in EVERTEC's stockholders' equity	(573)	1,636	381
Share of EVERTEC's changes in equity recognized in income	$11,223	$13,229	$10,917

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Years ended December 31,
(In thousands)	2016	2015	2014	Category
Interest expense on deposits	$(64)	$(58)	$(67)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	29,739	27,816	26,646	Other service fees
Rental income charged to EVERTEC	6,995	6,898	6,874	Net occupancy
Processing fees on services provided by EVERTEC	(178,524)	(164,809)	(154,839)	Professional fees
Other services provided to EVERTEC	1,052	1,311	1,012	Other operating expenses
Total	$(140,802)	$(128,842)	$(120,374)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2016	December 31, 2015
Accounts receivable (Other assets)	$6,394	$3,148
Deposits	(14,899)	(23,973)
Accounts payable (Other liabilities)	(20,372)	(16,192)
Net total	$(28,877)	$(37,017)

PR Asset Portfolio 2013-1 International, LLC
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2016	December 31, 2015
Equity investment in PR Asset Portfolio 2013-1 International, LLC	$22,378	$25,094

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2016	2015	2014
Share of (loss) income from the equity investment in PR Asset Portfolio 2013-1 International, LLC	$(2,057)	$(6,280)	$745

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Years ended December 31,
(In thousands)	2016	2015	2014	Category
Interest income on loan to PR Asset Portfolio 2013-1 International, LLC	$1,011	$2,805	$4,340	Interest income
Interest expense on deposits	(4)	(4)	-	Interest expense
Servicing fee paid by PR Asset Portfolio 2013-1 International, LLC	-	-	70	Other service fees
Total	$1,007	$2,801	4,410

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2016	December 31, 2015
Loans	$3,866	$58,302
Accrued interest receivable	19	169
Deposits	(9,692)	(11,772)
Net total	$(5,807)	$46,699